Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Income Tax Contingency [Line Items]
Opening balance	₨ 648.3	$ 9.4	₨ 648.3
Increase/(decrease) related to prior year tax positions	13,799.8	199.5	0.0
Closing balance	₨ 14,448.1	$ 208.9	₨ 648.3